Income Tax Provision (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal [Member]
Net operating loss carry-forwards	$ 30.2	$ 26.5
Carryforwards expiry year	2041
State [Member]
Net operating loss carry-forwards	$ 14.7	$ 13.2
Carryforwards expiry year	2041